Schedule of investments
Delaware Diversified Income Fund	January 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Asset-Backed Securities — 0.00%
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 ~	2	$1
Series 2002-W11 AV1 0.54% (LIBOR01M + 0.34%, Floor 0.34%) 11/25/32 •	2,236	2,191
Total Agency Asset-Backed Securities (cost $2,224)		2,192

Agency Collateralized Mortgage Obligations — 2.03%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 2.98% (LIBOR01M + 2.85%) 11/25/29 •	1,390,113	1,412,777
Series 2018-C02 2M2 2.33% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 •	1,705,874	1,711,199
Series 2018-C03 1M2 2.28% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 •	2,230,577	2,232,679
Series 2018-C05 1M2 2.48% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 •	1,790,415	1,800,237
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	5,291	5,757
Series 2002-T19 A1 6.50% 7/25/42	55,009	66,411
Series 2004-T1 1A2 6.50% 1/25/44	16,249	19,139
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	13,652	15,717
Series 2003-W1 2A 5.651% 12/25/42 •	7,911	8,850
Series 2004-W11 1A2 6.50% 5/25/44	142,973	169,399
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	151,638	150,183
Series 2015-34 OK 0.903% 3/25/44 Ω, ^	1,413,198	1,380,691
Series 2017-40 GZ 3.50% 5/25/47	1,891,318	2,086,981
Series 2017-77 HZ 3.50% 10/25/47	2,371,823	2,507,294
Series 2017-94 CZ 3.50% 11/25/47	1,476,538	1,563,783

Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	4,515,000	4,932,341
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	1,718,921	1,794,677
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 3.38% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 •	4,310,871	4,444,676
Series 2017-DNA3 M2 2.63% (LIBOR01M + 2.50%) 3/25/30 •	1,420,000	1,445,345
Series 2017-HQA2 M2AS 1.18% (LIBOR01M + 1.05%) 12/25/29 •	3,399,761	3,432,840
NQ-189 [1/21] 3/21 (1552119)    1

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-HQA1 M2 2.43% (LIBOR01M + 2.30%) 9/25/30 •	2,723,280	$2,731,947
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-HQA4 M2 144A 2.18% (LIBOR01M + 2.05%) 11/25/49 #, •	2,420,973	2,423,242
Series 2020-DNA2 M1 144A 0.88% (LIBOR01M + 0.75%, Floor 0.75%) 2/25/50 #, •	273,966	274,129
Series 2020-DNA2 M2 144A 1.98% (LIBOR01M + 1.85%, Floor 1.85%) 2/25/50 #, •	1,500,000	1,496,245
Series 2020-DNA6 M2 144A 2.082% (SOFR30A + 2.00%) 12/25/50 #, •	9,000,000	9,019,695
Series 2020-HQA2 M2 144A 3.23% (LIBOR01M + 3.10%) 3/25/50 #, •	4,000,000	4,057,584
Series 2021-DNA1 M2 144A 1.879% (SOFR30A + 1.80%) 1/25/51 #, •	18,800,000	18,788,250
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	14,609	17,690
Series T-58 2A 6.50% 9/25/43 ♦	257,703	299,640
GNMA
Series 2013-113 LY 3.00% 5/20/43	862,000	932,777
Series 2013-182 CZ 2.50% 12/20/43	1,710,301	1,776,590
Series 2017-34 DY 3.50% 3/20/47	1,103,995	1,221,947
Series 2017-130 YJ 2.50% 8/20/47	1,210,000	1,300,955
Series 2018-34 TY 3.50% 3/20/48	827,000	881,821
Total Agency Collateralized Mortgage Obligations (cost $73,814,637)		76,403,488

Agency Commercial Mortgage-Backed Securities — 0.55%
FREMF Mortgage Trust
Series 2011-K15 B 144A 4.991% 8/25/44 #, •	485,000	493,329
Series 2012-K22 B 144A 3.686% 8/25/45 #, •	4,410,000	4,604,560
Series 2013-K25 C 144A 3.62% 11/25/45 #, •	2,800,000	2,903,188
Series 2014-K37 B 144A 4.56% 1/25/47 #, •	4,550,000	5,001,868
Series 2014-K717 B 144A 3.63% 11/25/47 #, •	1,925,000	1,950,474
Series 2014-K717 C 144A 3.63% 11/25/47 #, •	650,000	657,346
Series 2015-K44 B 144A 3.68% 1/25/48 #, •	1,000,000	1,093,975
Series 2016-K53 B 144A 4.021% 3/25/49 #, •	1,465,000	1,632,697
Series 2016-K722 B 144A 3.845% 7/25/49 #, •	2,175,000	2,300,882
Total Agency Commercial Mortgage-Backed Securities (cost $19,989,023)		20,638,319

2    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities — 14.27%
Fannie Mae S.F. 30 yr
2.00% 11/1/50	12,205,860	$12,668,109
2.00% 1/1/51	18,004,741	18,656,447
2.00% 2/1/51	7,460,000	7,722,915
2.50% 9/1/50	9,721,533	10,368,542
2.50% 11/1/50	27,914,868	29,462,373
2.50% 2/1/51	229,000	241,197
3.00% 11/1/48	4,262,762	4,507,471
3.00% 10/1/49	17,841,261	18,808,611
3.00% 12/1/49	19,502,642	20,959,919
3.00% 3/1/50	4,993,802	5,320,583
3.00% 7/1/50	14,268,493	15,034,950
3.00% 8/1/50	2,957,299	3,172,251
3.50% 7/1/47	8,631,583	9,397,233
3.50% 12/1/47	2,370,242	2,531,591
3.50% 1/1/48	6,747,771	7,221,339
3.50% 2/1/48	7,413,252	8,082,341
3.50% 11/1/48	6,453,250	6,859,905
3.50% 1/1/50	13,311,013	14,142,874
3.50% 3/1/50	6,892,792	7,458,202
4.00% 4/1/47	2,514,170	2,782,294
4.00% 10/1/48	11,124,221	12,287,575
4.50% 2/1/41	2,829,031	3,165,004
4.50% 4/1/44	293,605	332,727
4.50% 2/1/46	31,939	35,711
4.50% 5/1/46	1,234,874	1,383,830
4.50% 4/1/48	2,108,590	2,370,222
4.50% 1/1/49	17,141,854	18,987,328
4.50% 1/1/50	4,750,434	5,188,036
5.00% 7/1/49	16,440,031	18,398,650
5.50% 5/1/44	28,607,312	33,416,823
6.00% 6/1/41	5,784,333	6,958,447
6.00% 7/1/41	15,953,341	19,275,019
6.00% 1/1/42	4,694,461	5,646,268
Fannie Mae S.F. 30 yr TBA
2.00% 2/1/51	52,132,000	53,834,438
2.50% 2/1/51	62,789,000	66,161,454
Freddie Mac S.F. 30 yr
2.50% 11/1/50	17,240,186	18,202,125
3.00% 11/1/49	10,650,301	11,218,381
3.00% 12/1/49	3,534,334	3,746,119
3.00% 1/1/50	3,360,673	3,583,276
3.50% 11/1/48	9,354,875	10,279,484
NQ-189 [1/21] 3/21 (1552119)    3

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.00% 7/1/47	954,864	$1,029,468
4.50% 4/1/49	4,536,661	4,998,532
4.50% 8/1/49	8,734,220	9,697,300
5.50% 6/1/41	4,699,395	5,506,605
5.50% 9/1/41	9,342,956	10,947,380

GNMA I S.F. 30 yr 3.00% 3/15/50	3,414,496	3,598,201
GNMA II S.F. 30 yr
5.50% 5/20/37	442,573	511,928
6.50% 6/20/39	2,422	2,827
Total Agency Mortgage-Backed Securities (cost $523,485,766)		536,162,305

Collateralized Debt Obligations — 1.96%
AMMC CLO 22 Series 2018-22A A 144A 1.248% (LIBOR03M + 1.03%, Floor 1.03%) 4/25/31 #, •	4,400,000	4,405,289
Apex Credit CLO Series 2018-1A A2 144A 1.248% (LIBOR03M + 1.03%) 4/25/31 #, •	11,200,000	10,919,731
Atlas Senior Loan Fund X Series 2018-10A A 144A 1.331% (LIBOR03M + 1.09%) 1/15/31 #, •	5,794,992	5,795,566
Black Diamond CLO Series 2017-2A A2 144A 1.523% (LIBOR03M + 1.30%, Floor 1.30%) 1/20/32 #, •	2,800,000	2,786,339
Catamaran CLO Series 2014-1A A1BR 144A 1.612% (LIBOR03M + 1.39%) 4/22/30 #, •	5,000,000	4,995,275
CFIP CLO Series 2017-1A A 144A 1.443% (LIBOR03M + 1.22%) 1/18/30 #, •	6,000,000	6,018,654
Man GLG US CLO Series 2018-1A A1R 144A 1.364% (LIBOR03M + 1.14%) 4/22/30 #, •	14,000,000	13,901,230
Midocean Credit CLO IX Series 2018-9A A1 144A 1.374% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/31 #, •	2,000,000	2,005,050
Midocean Credit CLO VIII Series 2018-8A A1 144A 1.374% (LIBOR03M + 1.15%) 2/20/31 #, •	5,830,000	5,824,665
Signal Peak CLO 5 Series 2018-5A A 144A 1.328% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #, •	8,000,000	8,006,632
4    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Sounds Point CLO IV-R Series 2013-3RA A 144A 1.373% (LIBOR03M + 1.15%, Floor 1.15%) 4/18/31 #, •	6,000,000	$6,001,368
Steele Creek CLO Series 2017-1A A 144A 1.491% (LIBOR03M + 1.25%) 10/15/30 #, •	3,000,000	2,993,298
Total Collateralized Debt Obligations (cost $73,994,667)		73,653,097

Corporate Bonds — 46.17%
Banking — 8.04%
Akbank T.A.S. 144A 6.80% 2/6/26 #	1,595,000	1,706,468
Ally Financial 5.75% 11/20/25	5,970,000	6,956,364
Banco Continental 144A 2.75% 12/10/25 #	2,415,000	2,370,322
Banco de Credito del Peru 144A 2.70% 1/11/25 #	2,215,000	2,315,229
Banco del Estado de Chile 144A 2.704% 1/9/25 #	425,000	449,735
Banco Industrial 144A 4.875% 1/29/31 #, μ	1,835,000	1,883,169
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ	1,235,000	1,440,800
Banco Nacional de Panama 144A 2.50% 8/11/30 #	505,000	504,874
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero 144A 5.95% 10/1/28 #, *, μ	1,125,000	1,234,671
Bancolombia 3.00% 1/29/25	1,550,000	1,599,228
Bangkok Bank
144A 3.733% 9/25/34 #, *, μ	1,050,000	1,106,241
144A 5.00% 9/23/25 #, μ, ψ	1,140,000	1,198,425

Banistmo 144A 4.25% 7/31/27 #	2,050,000	2,176,977
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, μ	6,240,000	6,597,458
Bank of America
1.922% 10/24/31 μ	2,945,000	2,924,993
2.676% 6/19/41 μ	12,230,000	12,239,251
2.831% 10/24/51 μ	990,000	989,312

Bank of China 144A 5.00% 11/13/24 #, *	1,640,000	1,847,255
Bank of Georgia 144A 6.00% 7/26/23 #	1,790,000	1,892,925
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	6,728,000	7,384,047
Barclays 5.20% 5/12/26	7,821,000	9,069,584
BBVA Bancomer
144A 1.875% 9/18/25 #	1,120,000	1,128,456
144A 5.125% 1/18/33 #, μ	786,000	833,003
144A 6.75% 9/30/22 #	445,000	481,713
NQ-189 [1/21] 3/21 (1552119)    5

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
BBVA USA
2.875% 6/29/22	5,190,000	$5,361,138
3.875% 4/10/25	5,755,000	6,465,247

BDO Unibank 2.125% 1/13/26	2,085,000	2,145,739
Citizens Financial Group 5.65% 10/6/25 μ, ψ	2,320,000	2,604,200
Credit Suisse Group
144A 2.593% 9/11/25 #, μ	2,760,000	2,913,833
144A 4.194% 4/1/31 #, μ	4,470,000	5,184,614
144A 4.50% 9/3/30 #, μ, ψ	2,170,000	2,153,725
144A 5.25% 2/11/27 #, μ, ψ	2,360,000	2,501,482
144A 6.25% 12/18/24 #, μ, ψ	14,850,000	16,279,446
144A 7.25% 9/12/25 #, μ, ψ	4,240,000	4,775,491

DBS Group Holdings 144A 4.52% 12/11/28 #, μ	1,800,000	1,969,047
Deutsche Bank
3.547% 9/18/31 μ	6,835,000	7,217,895
3.729% 1/14/32 μ	6,375,000	6,348,143

Emirates NBD Bank PJSC 2.625% 2/18/25	1,405,000	1,482,415
Goldman Sachs Group 1.992% 1/27/32 μ	2,995,000	2,996,170
ICICI Bank 144A 4.00% 3/18/26 #	1,850,000	2,021,772
JPMorgan Chase & Co.
1.04% 2/4/27 μ	1,860,000	1,861,200
1.953% 2/4/32 μ	2,070,000	2,075,646
3.109% 4/22/41 μ	1,930,000	2,090,749
3.702% 5/6/30 μ	165,000	188,710
4.023% 12/5/24 μ	13,375,000	14,680,161
4.60% 2/1/25 μ, ψ	3,435,000	3,538,909
5.00% 8/1/24 μ, ψ	4,030,000	4,254,283
Morgan Stanley
1.433% (LIBOR03M + 1.22%) 5/8/24 •	5,850,000	5,972,949
1.794% 2/13/32 μ	245,000	241,778
2.188% 4/28/26 μ	8,630,000	9,070,314
5.00% 11/24/25	9,030,000	10,677,276

Natwest Group 8.625% 8/15/21 μ, ψ	10,650,000	11,046,393
PNC Bank 4.05% 7/26/28	6,875,000	8,092,315
PNC Financial Services Group 2.60% 7/23/26	8,325,000	9,091,139
Popular 6.125% 9/14/23	1,195,000	1,292,566
QNB Finance
2.625% 5/12/25	2,010,000	2,116,721
3.50% 3/28/24	1,470,000	1,578,008

Shinhan Financial Group 144A 3.34% 2/5/30 #, μ	1,445,000	1,534,525
6    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
SVB Financial Group
1.80% 2/2/31	2,045,000	$2,023,260
4.10% 2/15/31 μ, ψ	3,960,000	4,034,052
Truist Bank
2.25% 3/11/30	5,775,000	5,968,901
2.636% 9/17/29 μ	14,959,000	15,852,887

Truist Financial 4.95% 9/1/25 μ, ψ	3,840,000	4,204,800
UBS Group
144A 4.125% 9/24/25 #	8,480,000	9,643,737
6.875% 3/22/21 μ, ψ	6,345,000	6,389,802
7.125% 8/10/21 μ, ψ	1,405,000	1,442,810

US Bancorp 1.45% 5/12/25	4,195,000	4,334,405
USB Capital IX 3.50% LIBOR03M + 1.02% 4/15/11 ψ, •	8,417,000	8,206,575
Wells Fargo & Co.
3.068% 4/30/41 μ	1,865,000	1,954,489
3.90% 3/15/26 μ, ψ	4,180,000	4,182,612

Woori Bank 144A 4.75% 4/30/24 #	1,525,000	1,693,494
		302,086,323
Basic Industry — 4.35%
AngloGold Ashanti Holdings 3.75% 10/1/30	1,580,000	1,695,506
Avient 144A 5.75% 5/15/25 #	4,468,000	4,747,250
Bioceanico Sovereign Certificate 144A 2.971% 6/5/34 #, ^	1,397,388	1,082,396
Chemours 7.00% 5/15/25	3,347,000	3,463,308
Corp Nacional del Cobre de Chile
144A 3.15% 1/14/30 #	6,696,000	7,321,425
144A 4.25% 7/17/42 #	400,000	458,253

CSN Inova Ventures 144A 6.75% 1/28/28 #	915,000	986,279
CSN Islands XII 144A 7.00% 9/23/15 #, ψ	765,000	748,285
Equate Petrochemical 144A 4.25% 11/3/26 #	1,165,000	1,290,036
First Quantum Minerals
144A 6.875% 10/15/27 #	955,000	1,031,333
144A 7.50% 4/1/25 #	6,430,000	6,655,243
Freeport-McMoRan
4.125% 3/1/28	3,410,000	3,593,032
4.25% 3/1/30	3,437,000	3,729,145
4.625% 8/1/30	1,910,000	2,124,015
5.45% 3/15/43	4,755,000	5,952,594

Fresnillo 144A 4.25% 10/2/50 #	1,000,000	1,066,375
NQ-189 [1/21] 3/21 (1552119)    7

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Georgia-Pacific
144A 1.75% 9/30/25 #	2,465,000	$2,566,393
144A 2.10% 4/30/27 #	1,965,000	2,076,136
144A 2.30% 4/30/30 #, *	4,085,000	4,311,952
8.00% 1/15/24	11,171,000	13,675,677

Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	1,735,000	2,112,363
Hudbay Minerals
144A 6.125% 4/1/29 #	550,000	584,375
144A 7.625% 1/15/25 #	3,014,000	3,143,075

Indika Energy Capital IV 144A 8.25% 10/22/25 #	1,045,000	1,125,204
Inversiones CMPC 144A 4.75% 9/15/24 #	1,480,000	1,636,976
Israel Chemicals 144A 6.375% 5/31/38 #	3,717,000	4,934,317
Klabin Austria 144A 7.00% 4/3/49 #	1,615,000	2,027,624
LYB International Finance III 2.875% 5/1/25	8,342,000	8,991,461
Methanex 5.25% 12/15/29	7,265,000	7,619,169
Metinvest
144A 7.65% 10/1/27 #	888,000	960,043
144A 7.75% 4/23/23 #	300,000	319,992
144A 8.50% 4/23/26 #	605,000	676,118

Minera Mexico 144A 4.50% 1/26/50 #	1,950,000	2,212,021
Newmont
2.25% 10/1/30	7,180,000	7,391,319
2.80% 10/1/29	11,110,000	11,952,136

Nutrition & Biosciences 144A 3.268% 11/15/40 #	8,745,000	9,218,000
OCP
144A 4.50% 10/22/25 #	1,791,000	1,946,769
144A 6.875% 4/25/44 #	770,000	1,005,366
Olin
5.00% 2/1/30	5,065,000	5,318,123
5.625% 8/1/29	1,935,000	2,072,878

Phosagro OAO Via Phosagro Bond Funding 144A 3.949% 4/24/23 #	1,005,000	1,050,301
Sasol Financing USA 5.875% 3/27/24	9,820,000	10,360,100
Sociedad Quimica y Minera de Chile 144A 3.625% 4/3/23 #	1,320,000	1,387,511
Vale Overseas 3.75% 7/8/30	4,485,000	4,921,615
Vedanta Resources Finance II
144A 9.25% 4/23/26 #	1,340,000	1,108,180
144A 13.875% 1/21/24 #, *	625,000	674,063
		163,323,732
8    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage — 0.62%
Banco BTG Pactual
144A 2.75% 1/11/26 #	1,245,000	$1,215,120
144A 4.50% 1/10/25 #	1,365,000	1,439,119
Charles Schwab
4.00% 12/1/30 μ, ψ	2,175,000	2,251,125
5.375% 6/1/25 μ, ψ	6,670,000	7,409,436
Jefferies Group
4.15% 1/23/30	2,410,000	2,793,553
6.45% 6/8/27	3,815,000	4,892,331
6.50% 1/20/43	2,455,000	3,319,746
		23,320,430
Capital Goods — 2.01%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	3,040,000	3,199,600
Ashtead Capital 144A 5.25% 8/1/26 #, *	1,540,000	1,629,828
Boise Cascade 144A 4.875% 7/1/30 #	4,847,000	5,274,142
Bombardier 144A 6.00% 10/15/22 #	1,175,000	1,168,391
Cemex
144A 3.875% 7/11/31 #, *	1,575,000	1,578,937
144A 7.375% 6/5/27 #	1,440,000	1,627,200

Covanta Holding 5.00% 9/1/30	1,540,000	1,618,925
General Electric
3.625% 5/1/30	2,615,000	2,906,239
4.35% 5/1/50	3,255,000	3,766,130

GFL Environmental 144A 3.75% 8/1/25 #	1,611,000	1,646,241
L3Harris Technologies
2.90% 12/15/29	4,451,000	4,882,937
3.85% 6/15/23	2,090,000	2,252,615

Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	6,930,000	7,023,832
Otis Worldwide
3.112% 2/15/40	3,332,000	3,516,845
3.362% 2/15/50	573,000	624,866

PowerTeam Services 144A 9.033% 12/4/25 #	4,435,000	4,922,850
Reynolds Group Issuer 144A 4.00% 10/15/27 #	7,370,000	7,423,064
Standard Industries
144A 3.375% 1/15/31 #	2,892,000	2,860,043
144A 5.00% 2/15/27 #	902,000	940,899
TransDigm
5.50% 11/15/27	3,075,000	3,160,177
144A 6.25% 3/15/26 #	2,109,000	2,233,336

NQ-189 [1/21] 3/21 (1552119)    9

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	1,510,000	$1,672,884
United Rentals North America 3.875% 2/15/31	4,478,000	4,676,711
WESCO Distribution 144A 7.25% 6/15/28 #	4,405,000	4,954,612
		75,561,304
Communications — 7.54%
Altice Financing 144A 5.00% 1/15/28 #	5,330,000	5,470,259
Altice France Holding
144A 6.00% 2/15/28 #	3,080,000	3,108,813
144A 10.50% 5/15/27 #	4,810,000	5,402,231

American Tower 1.875% 10/15/30	8,285,000	8,207,217
American Tower Trust #1 144A 3.07% 3/15/48 #	10,235,000	10,419,759
AT&T
3.10% 2/1/43	2,180,000	2,126,072
3.50% 6/1/41	6,308,000	6,518,198
144A 3.50% 9/15/53 #	2,450,000	2,365,097
3.65% 6/1/51	2,315,000	2,326,435

B2W Digital 144A 4.375% 12/20/30 #, *	1,960,000	2,031,050
C&W Senior Financing 144A 7.50% 10/15/26 #	2,935,000	3,113,081
Charter Communications Operating
3.70% 4/1/51	4,350,000	4,306,249
4.464% 7/23/22	8,590,000	9,026,902
4.80% 3/1/50	2,410,000	2,746,683
5.05% 3/30/29	9,240,000	11,054,849

Clear Channel Worldwide Holdings 9.25% 2/15/24	2,460,000	2,563,529
Comcast
3.20% 7/15/36	4,820,000	5,341,521
3.75% 4/1/40	5,160,000	6,020,736

Connect Finco 144A 6.75% 10/1/26 #	5,040,000	5,392,044
Crown Castle International
3.80% 2/15/28	1,465,000	1,655,996
5.25% 1/15/23	4,275,000	4,662,279
CSC Holdings
144A 3.375% 2/15/31 #	1,940,000	1,895,574
144A 4.625% 12/1/30 #	2,380,000	2,430,896

Digicel Group 0.5 PIK 10.00% 4/1/24 *	1,117,780	1,052,435
Discovery Communications
4.125% 5/15/29	11,890,000	13,791,029
5.20% 9/20/47	7,050,000	8,972,622

Frontier Communications 144A 5.875% 10/15/27 #	3,290,000	3,541,932
Gray Television 144A 4.75% 10/15/30 #	1,545,000	1,538,743
10    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

HTA Group 144A 7.00% 12/18/25 #	1,960,000	$2,101,610
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	1,875,000	1,971,094
Level 3 Financing 144A 3.625% 1/15/29 #	3,115,000	3,105,305
MercadoLibre
2.375% 1/14/26	1,255,000	1,265,981
3.125% 1/14/31	550,000	553,102

Millicom International Cellular 144A 4.50% 4/27/31 #	1,085,000	1,151,657
Nexstar Broadcasting 144A 4.75% 11/1/28 #	5,490,000	5,664,994
Ooredoo International Finance 144A 5.00% 10/19/25 #	790,000	922,064
Prosus 144A 3.832% 2/8/51 #	1,640,000	1,597,248
Sable International Finance 144A 5.75% 9/7/27 #	860,000	914,288
Sprint Spectrum 144A 4.738% 9/20/29 #	3,190,000	3,472,395
Telefonica Celular del Paraguay 144A 5.875% 4/15/27 #	1,370,000	1,448,981
Terrier Media Buyer 144A 8.875% 12/15/27 #	6,242,000	6,760,866
Time Warner Cable 7.30% 7/1/38	9,865,000	14,415,584
Time Warner Entertainment 8.375% 3/15/23	5,470,000	6,368,111
T-Mobile USA
144A 1.50% 2/15/26 #	2,150,000	2,176,370
144A 2.55% 2/15/31 #	1,470,000	1,507,529
144A 3.00% 2/15/41 #	3,710,000	3,659,451
144A 3.50% 4/15/25 #	2,400,000	2,633,269
144A 3.75% 4/15/27 #	3,195,000	3,593,768
144A 3.875% 4/15/30 #	8,105,000	9,162,054
6.50% 1/15/26	1,875,000	1,936,238

Turk Telekomunikasyon 144A 6.875% 2/28/25 #	1,750,000	1,951,250
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	1,925,000	2,062,974
VEON Holdings 144A 4.00% 4/9/25 #	2,057,000	2,170,783
Verizon Communications
2.65% 11/20/40	1,035,000	1,010,255
4.00% 3/22/50	900,000	1,040,704
4.50% 8/10/33	13,715,000	16,928,141
ViacomCBS
4.375% 3/15/43	8,160,000	9,479,565
4.95% 1/15/31	6,200,000	7,672,740

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	5,110,000	5,111,073
NQ-189 [1/21] 3/21 (1552119)    11

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Vodafone Group
4.25% 9/17/50	3,080,000	$3,662,219
4.875% 6/19/49	12,805,000	16,521,263

Zayo Group Holdings 144A 6.125% 3/1/28 #	2,065,000	2,151,498
		283,226,655
Consumer Cyclical — 2.82%
Allison Transmission 144A 5.875% 6/1/29 #	3,545,000	3,912,386
Boyd Gaming 4.75% 12/1/27	6,375,000	6,545,213
Caesars Entertainment 144A 6.25% 7/1/25 #	3,790,000	3,999,094
Carnival 144A 7.625% 3/1/26 #	4,597,000	4,869,947
Ford Motor Credit 4.542% 8/1/26	12,155,000	13,021,044
Future Retail 144A 5.60% 1/22/25 #	1,295,000	1,116,938
General Motors
5.00% 10/1/28	3,376,000	3,999,463
5.40% 10/2/23	1,830,000	2,048,048
6.125% 10/1/25	1,830,000	2,205,250
General Motors Financial
2.35% 1/8/31	1,425,000	1,416,056
5.20% 3/20/23	3,465,000	3,788,565
5.25% 3/1/26	8,093,000	9,528,515
5.70% 9/30/30 μ, ψ	2,095,000	2,359,494

Hutama Karya Persero 144A 3.75% 5/11/30 #	5,300,000	5,861,204
Hyundai Capital America 144A 3.50% 11/2/26 #	1,350,000	1,490,536
JD.com 3.875% 4/29/26	1,390,000	1,549,218
JSM Global 144A 4.75% 10/20/30 #, *	3,345,000	3,531,116
Lowe's 3.00% 10/15/50	4,075,000	4,164,058
Meituan 144A 3.05% 10/28/30 #	2,070,000	2,158,548
MGM China Holdings 144A 5.25% 6/18/25 #	1,480,000	1,539,200
MGM Resorts International 4.75% 10/15/28	3,265,000	3,407,681
Murphy Oil USA 144A 3.75% 2/15/31 #	1,320,000	1,323,300
Prime Security Services Borrower
144A 5.75% 4/15/26 #	295,000	323,335
144A 6.25% 1/15/28 #	6,130,000	6,537,093
Sands China
144A 3.80% 1/8/26 #	1,135,000	1,205,915
144A 4.375% 6/18/30 #	1,405,000	1,543,744

Scientific Games International 144A 8.25% 3/15/26 #	4,070,000	4,310,496
Shimao Group Holdings 5.60% 7/15/26	1,435,000	1,581,942
Six Flags Entertainment 144A 4.875% 7/31/24 #	3,225,000	3,206,069
Studio City Finance 144A 5.00% 1/15/29 #	830,000	839,338
12    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Wynn Macau 144A 5.625% 8/26/28 #	1,165,000	$1,200,329
Yuzhou Group Holdings 7.70% 2/20/25	1,305,000	1,385,653
		105,968,788
Consumer Non-Cyclical — 4.51%
AbbVie
2.95% 11/21/26	8,950,000	9,854,141
4.05% 11/21/39	9,151,000	10,749,875
Anheuser-Busch InBev Worldwide
4.15% 1/23/25	2,665,000	3,014,537
4.50% 6/1/50	7,445,000	9,016,382

Aramark Services 144A 5.00% 2/1/28 #, *	3,215,000	3,355,978
Auna 144A 6.50% 11/20/25 #	1,820,000	1,913,275
BAT Capital 2.259% 3/25/28	4,775,000	4,885,469
BAT International Finance 1.668% 3/25/26	2,870,000	2,916,640
Bausch Health 144A 6.25% 2/15/29 #	8,535,000	9,166,761
Biogen 3.15% 5/1/50	8,355,000	8,363,374
Cigna 3.20% 3/15/40	1,780,000	1,913,413
CVS Health
1.875% 2/28/31	855,000	847,025
3.75% 4/1/30	2,100,000	2,409,712
4.30% 3/25/28	11,408,000	13,409,459
4.78% 3/25/38	6,524,000	8,080,075

DP World 144A 5.625% 9/25/48 #	690,000	865,467
Encompass Health
4.50% 2/1/28	2,045,000	2,132,812
4.75% 2/1/30	1,473,000	1,586,833
5.75% 9/15/25 *	1,280,000	1,323,200

Energizer Holdings 144A 4.375% 3/31/29 #	3,286,000	3,364,864
Gilead Sciences 4.15% 3/1/47	9,725,000	11,638,916
HCA 7.58% 9/15/25	160,000	195,200
JBS Investments II 144A 5.75% 1/15/28 #	1,360,000	1,444,034
JBS USA LUX 144A 5.75% 6/15/25 #	1,760,000	1,816,980
Kernel Holding 144A 6.50% 10/17/24 #	1,450,000	1,546,476
MHP 144A 7.75% 5/10/24 #	1,540,000	1,686,700
New York & Presbyterian Hospital 4.063% 8/1/56	3,760,000	4,752,653
Pilgrim's Pride 144A 5.875% 9/30/27 #	3,516,000	3,746,122
Post Holdings
144A 4.625% 4/15/30 #	2,162,000	2,243,551
144A 5.75% 3/1/27 #	1,250,000	1,313,281

Primo Water Holdings 144A 5.50% 4/1/25 #	1,205,000	1,243,030
Rede D'or Finance 144A 4.50% 1/22/30 #	1,660,000	1,698,910
NQ-189 [1/21] 3/21 (1552119)    13

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Regeneron Pharmaceuticals 1.75% 9/15/30		2,200,000	$2,145,682
Royalty Pharma 144A 1.75% 9/2/27 #		1,815,000	1,854,221
Takeda Pharmaceutical
2.05% 3/31/30		3,505,000	3,546,212
3.025% 7/9/40		2,810,000	2,894,701
3.175% 7/9/50		2,810,000	2,885,185
Tenet Healthcare
5.125% 5/1/25		5,336,000	5,412,785
144A 6.125% 10/1/28 #		3,250,000	3,400,670

Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28 *		2,878,000	3,225,303
Ulker Biskuvi Sanayi 144A 6.95% 10/30/25 #		2,755,000	2,995,016
Universal Health Services 144A 5.00% 6/1/26 #		1,135,000	1,175,928
Viatris
144A 2.30% 6/22/27 #		700,000	740,562
144A 2.70% 6/22/30 #		5,150,000	5,416,366
144A 4.00% 6/22/50 #		1,195,000	1,334,941
			169,522,717
Electric — 3.40%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #		1,535,000	1,618,095
AES Gener 144A 7.125% 3/26/79 #, μ		1,755,000	1,932,694
American Transmission Systems 144A 5.25% 1/15/22 #		5,910,000	6,145,552
Calpine
144A 4.50% 2/15/28 #		1,215,000	1,249,871
144A 5.00% 2/1/31 #		4,090,000	4,208,610
144A 5.125% 3/15/28 #		1,213,000	1,257,171
Centrais Eletricas Brasileiras
144A 3.625% 2/4/25 #		374,000	382,322
144A 4.625% 2/4/30 #		1,490,000	1,544,296

Cikarang Listrindo 144A 4.95% 9/14/26 #		1,794,000	1,861,275
CLP Power Hong Kong Financing 2.875% 4/26/23		955,000	994,995
Comision Federal de Electricidad
144A 4.75% 2/23/27 #		3,339,000	3,768,262
144A 4.875% 1/15/24 #		380,000	419,385

Duke Energy 4.875% 9/16/24 μ, ψ		6,810,000	7,286,700
Electricite de France 2.875% 12/15/26 μ, ψ	EUR	2,400,000	3,008,024
EnfraGen Energia Sur 144A 5.375% 12/30/30 #		5,035,000	5,092,903
Engie Energia Chile 144A 4.50% 1/29/25 #, *		1,110,000	1,227,566
Entergy Arkansas 4.20% 4/1/49		2,415,000	3,042,995
Entergy Louisiana 4.95% 1/15/45		685,000	759,465
14    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Entergy Mississippi 3.85% 6/1/49	5,140,000	$6,047,404
Entergy Texas 3.55% 9/30/49	2,030,000	2,276,482
Evergy 4.85% 6/1/21	1,660,000	1,666,002
Evergy Kansas Central 3.45% 4/15/50	3,100,000	3,480,689
FirstEnergy Transmission 144A 4.55% 4/1/49 #	2,475,000	2,801,805
Israel Electric 144A 5.00% 11/12/24 #	2,085,000	2,370,301
Kallpa Generacion 144A 4.125% 8/16/27 #	2,566,000	2,786,740
Louisville Gas and Electric 4.25% 4/1/49	7,745,000	9,578,465
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #, *	2,430,000	2,475,391
National Rural Utilities Cooperative Finance 4.75% 4/30/43 μ	3,045,000	3,194,814
Oryx Funding 144A 5.80% 2/3/31 #	1,750,000	1,793,488
Pacific Gas and Electric
2.10% 8/1/27	1,315,000	1,336,208
2.50% 2/1/31	1,940,000	1,928,730
3.30% 8/1/40	3,236,000	3,193,866
Perusahaan Listrik Negara
144A 3.875% 7/17/29 #	1,600,000	1,751,200
144A 4.125% 5/15/27 #	795,000	873,705
144A 5.25% 5/15/47 #	1,810,000	2,107,528

PG&E 5.25% 7/1/30	6,245,000	6,877,306
ReNew Power 144A 5.875% 3/5/27 #	610,000	649,356
Saudi Electricity Global Sukuk 4 4.222% 1/27/24	1,820,000	1,983,611
Southern California Edison
3.65% 2/1/50	4,450,000	4,800,596
4.00% 4/1/47	1,615,000	1,808,525
4.875% 3/1/49	7,070,000	8,956,729

Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	595,000	648,202
UEP Penonome II 144A 6.50% 10/1/38 #	1,455,000	1,527,023
Vistra Operations 144A 5.50% 9/1/26 #	4,854,000	5,052,771
		127,767,118
Energy — 6.72%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	1,295,000	1,580,645
BP Capital Markets 4.875% 3/22/30 μ, ψ	7,115,000	7,771,714
Chevron USA 3.90% 11/15/24	3,765,000	4,205,353
CNX Resources 144A 6.00% 1/15/29 #	7,325,000	7,583,756
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	4,611,000	4,450,583
NQ-189 [1/21] 3/21 (1552119)    15

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Ecopetrol
5.375% 6/26/26	935,000	$1,063,329
6.875% 4/29/30	850,000	1,059,312
Energy Transfer Operating
5.25% 4/15/29	6,185,000	7,140,186
6.25% 4/15/49	10,930,000	12,947,229

ENN Energy Holdings 144A 2.625% 9/17/30 #	1,590,000	1,602,044
Enterprise Products Operating 3.20% 2/15/52	14,125,000	13,604,538
Equinor 1.75% 1/22/26	1,715,000	1,788,315
Galaxy Pipeline Assets Bidco
144A 1.75% 9/30/27 #	3,635,000	3,684,360
144A 2.625% 3/31/36 #	5,450,000	5,513,062

Gazprom PJSC via Gaz Finance 144A 3.25% 2/25/30 #	1,410,000	1,427,146
Geopark
144A 5.50% 1/17/27 #	1,425,000	1,442,812
144A 6.50% 9/21/24 #	510,000	528,487

Greenko Solar Mauritius 144A 5.95% 7/29/26 #	1,880,000	2,027,883
Grupo Energia Bogota 144A 4.875% 5/15/30 #, *	1,480,000	1,722,365
India Green Energy Holdings 144A 5.375% 4/29/24 #	965,000	1,017,440
Infraestructura Energetica Nova
144A 3.75% 1/14/28 #	840,000	910,350
144A 4.875% 1/14/48 #	1,260,000	1,355,552

KazMunayGas National JSC 144A 6.375% 10/24/48 #	679,000	943,090
KazTransGas JSC 144A 4.375% 9/26/27 #	5,933,000	6,803,697
Lukoil Securities 144A 3.875% 5/6/30 #	5,655,000	6,042,367
Marathon Oil 4.40% 7/15/27	20,370,000	22,971,887
MPLX
1.75% 3/1/26	1,830,000	1,867,324
2.65% 8/15/30	1,760,000	1,802,835
4.00% 3/15/28	925,000	1,053,118
4.125% 3/1/27	5,760,000	6,576,464
4.70% 4/15/48	2,100,000	2,362,918
5.50% 2/15/49	7,235,000	9,046,890

Murphy Oil 5.875% 12/1/27 *	6,840,000	6,509,218
NiSource 5.65% 6/15/23 μ, ψ	3,660,000	3,774,375
NuStar Logistics
5.625% 4/28/27	665,000	699,497
6.375% 10/1/30	6,083,000	6,710,309

16    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Oil and Gas Holding 144A 7.625% 11/7/24 #	650,000	$725,260
Oleoducto Central 144A 4.00% 7/14/27 #, *	1,100,000	1,194,325
ONEOK 7.50% 9/1/23	7,805,000	8,998,487
PDC Energy 5.75% 5/15/26	3,250,000	3,314,935
Pertamina Persero 144A 3.65% 7/30/29 #	660,000	728,640
Petrobras Global Finance
5.093% 1/15/30	6,095,000	6,702,976
6.75% 6/3/50	1,310,000	1,535,379
Petroleos Mexicanos
5.95% 1/28/31 *	1,150,000	1,091,235
6.49% 1/23/27	430,000	442,900
6.50% 1/23/29	6,835,000	6,809,369
6.75% 9/21/47	924,000	808,629

Petronas Capital 144A 3.50% 4/21/30 #	600,000	677,071
PTTEP Treasury Center 144A 2.587% 6/10/27 #	1,810,000	1,914,537
Sabine Pass Liquefaction
5.625% 3/1/25	5,735,000	6,693,398
5.75% 5/15/24	8,662,000	9,917,183
Saudi Arabian Oil
144A 1.625% 11/24/25 #, *	350,000	356,829
144A 3.50% 4/16/29 #	795,000	876,324
144A 3.50% 11/24/70 #	1,340,000	1,311,918
144A 4.25% 4/16/39 #	2,142,000	2,465,294

Schlumberger Holdings 144A 4.30% 5/1/29 #	2,257,000	2,592,586
Southwestern Energy 7.75% 10/1/27 *	5,780,000	6,108,737
Targa Resources Partners 5.375% 2/1/27	4,760,000	4,930,289
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	4,071,000	4,204,325
Tengizchevroil Finance International 144A 3.25% 8/15/30 #	2,370,000	2,469,642
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	10,520,000	11,004,498
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	1,350,000	1,184,071
Tullow Oil 144A 7.00% 3/1/25 #	970,000	638,599
YPF 144A 8.50% 6/27/29 #	1,800,000	1,118,367
		252,406,253
NQ-189 [1/21] 3/21 (1552119)    17

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies — 1.07%
AerCap Ireland Capital DAC
1.75% 1/30/26	1,555,000	$1,533,190
3.65% 7/21/27	7,528,000	8,082,942
4.50% 9/15/23	1,235,000	1,336,982
4.625% 10/15/27 *	2,015,000	2,282,904
6.50% 7/15/25	3,450,000	4,089,778
Air Lease
2.875% 1/15/26	5,445,000	5,744,318
3.00% 2/1/30	7,405,000	7,549,354
3.375% 7/1/25	1,780,000	1,915,668

BOC Aviation 144A 2.625% 9/17/30 #	1,535,000	1,526,790
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	1,390,000	1,477,634
GE Capital Funding 144A 3.45% 5/15/25 #	4,190,000	4,598,633
		40,138,193
Insurance — 1.28%
AIA Group 144A 3.375% 4/7/30 #	1,120,000	1,255,331
AssuredPartners 144A 7.00% 8/15/25 #	2,686,000	2,774,947
Brighthouse Financial 5.625% 5/15/30	2,220,000	2,723,389
Centene
3.375% 2/15/30	2,725,000	2,858,702
144A 5.375% 8/15/26 #	2,535,000	2,664,919

GTCR AP Finance 144A 8.00% 5/15/27 #	1,100,000	1,188,000
HUB International 144A 7.00% 5/1/26 #	3,545,000	3,681,500
MetLife
3.85% 9/15/25 μ, ψ	4,095,000	4,238,325
6.40% 12/15/66	40,000	51,708
144A 9.25% 4/8/68 #	8,985,000	13,642,153
Prudential Financial
3.70% 3/13/51	4,795,000	5,477,751
5.375% 5/15/45 μ	4,135,000	4,569,173

USI 144A 6.875% 5/1/25 #	2,955,000	3,011,692
		48,137,590
Natural Gas — 0.08%
Sempra Energy 4.875% 10/15/25 μ, ψ	2,785,000	3,006,965
		3,006,965
Real Estate — 0.19%
Arabian Centres Sukuk 144A 5.375% 11/26/24 #, *	1,380,000	1,426,609
Corporate Office Properties 5.25% 2/15/24	2,239,000	2,497,368
18    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate (continued)
Goodman HK Finance 4.375% 6/19/24		1,418,000	$1,542,749
Kaisa Group Holdings 9.375% 6/30/24		1,645,000	1,562,457
			7,029,183
Technology — 1.43%
Black Knight InfoServ 144A 3.625% 9/1/28 #		3,093,000	3,133,828
CommScope Technologies 144A 5.00% 3/15/27 #		4,963,000	4,928,879
Equinix 5.375% 5/15/27		1,680,000	1,823,998
Gartner 144A 3.75% 10/1/30 #		3,290,000	3,386,594
Global Payments
2.65% 2/15/25		5,301,000	5,658,663
2.90% 5/15/30		1,584,000	1,697,106
3.20% 8/15/29		3,445,000	3,770,925
Iron Mountain
144A 4.50% 2/15/31 #		1,395,000	1,428,243
144A 5.25% 7/15/30 #		4,750,000	5,040,938

Microchip Technology 144A 4.25% 9/1/25 #		2,205,000	2,310,252
NXP
144A 2.70% 5/1/25 #		485,000	519,610
144A 3.40% 5/1/30 #		940,000	1,051,399
144A 4.30% 6/18/29 #		800,000	935,374
144A 4.875% 3/1/24 #		9,620,000	10,812,671

SK Hynix 144A 2.375% 1/19/31 #		3,360,000	3,387,272
Tencent Holdings 144A 3.28% 4/11/24 #		1,600,000	1,704,961
Xilinx 2.375% 6/1/30		2,215,000	2,297,869
			53,888,582
Transportation — 1.99%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	4,000,000	4,985,734
Adani Ports & Special Economic Zone 144A 3.10% 2/2/31 #		3,125,000	3,099,662
Aeropuertos Argentina 2000 144A PIK 9.375% 2/1/27 #, *		2,074,090	1,685,198
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡		1,985,000	818,435
ASG Finance Designated Activity 144A 7.875% 12/3/24 #		1,926,000	1,694,880
Azul Investments 144A 5.875% 10/26/24 #		2,050,000	1,887,025
DAE Funding 144A 3.375% 3/20/28 #		6,160,000	6,344,800
Delta Air Lines
144A 7.00% 5/1/25 #		15,420,000	17,890,867
7.375% 1/15/26		4,557,000	5,238,464

Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #		1,695,000	1,871,916
NQ-189 [1/21] 3/21 (1552119)    19

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)

Mileage Plus Holdings 144A 6.50% 6/20/27 #	8,415,000	$9,214,425
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	2,175,000	1,658,438
Simpar Europe 144A 5.20% 1/26/31 #	1,160,000	1,167,540
Southwest Airlines
5.125% 6/15/27	6,395,000	7,577,082
5.25% 5/4/25	6,240,000	7,166,954

Union Pacific 3.25% 2/5/50	2,160,000	2,332,915
		74,634,335
Utilities — 0.12%
Essential Utilities
2.704% 4/15/30	2,055,000	2,203,980
3.351% 4/15/50	1,985,000	2,141,787
		4,345,767
Total Corporate Bonds (cost $1,624,624,131)		1,734,363,935

Municipal Bonds — 0.03%
Oregon State Taxable Pension (Taxable Build America Bonds) 5.892% 6/1/27	150,000	187,414
South Carolina Public Service Authority Series D 4.77% 12/1/45	790,000	1,039,972
Total Municipal Bonds (cost $1,037,599)		1,227,386

Non-Agency Asset-Backed Securities — 1.55%
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.124% 11/25/36 •	3,987,138	4,122,107
CNH Equipment Trust Series 2019-B A2 2.55% 9/15/22	113,033	113,142
Contimortgage Home Equity Loan Trust Series 1996-4 A8 7.22% 1/15/28	1,931	1,885
Ford Credit Auto Lease Trust Series 2021-A B 0.47% 5/15/24	3,500,000	3,502,021
Ford Credit Auto Owner Trust
Series 2018-1 A 144A 3.19% 7/15/31 #	5,805,000	6,379,214
Series 2020-A A2 1.03% 10/15/22	2,283,050	2,288,777

HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	8,176,875	7,754,376
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	242,684	243,131
Series 2020-A A2 1.82% 3/15/22	998,607	1,001,731
20    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Mercedes-Benz Master Owner Trust
Series 2019-AA A 144A 0.477% (LIBOR01M + 0.35%) 5/15/23 #, •	5,105,000	$5,109,712
Series 2019-BA A 144A 2.61% 5/15/24 #	2,325,000	2,395,297

Nissan Master Owner Trust Receivables Series 2019-B A 0.557% (LIBOR01M + 0.43%) 11/15/23 •	1,000,000	1,002,611
Popular ABS Mortgage Pass Through Trust Series 2006-C A4 0.38% (LIBOR01M + 0.25%, Cap 14.00%, Floor 0.25%) 7/25/36 ♦, •	315,247	314,893
Taco Bell Funding Series 2016-1A A2II 144A 4.377% 5/25/46 #	2,750,250	2,757,841
Tesla Auto Lease Trust Series 2019-A A2 144A 2.13% 4/20/22 #	2,245,605	2,264,936
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #, •	425,489	426,942
Series 2015-6 A1B 144A 2.75% 4/25/55 #, •	786,284	792,480
Series 2016-1 A1B 144A 2.75% 2/25/55 #, •	378,569	381,640
Series 2016-2 A1 144A 3.00% 8/25/55 #, •	559,020	566,819
Series 2016-3 A1 144A 2.25% 4/25/56 #, •	611,710	615,160
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	680,210	692,869
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	361,889	368,795
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	2,705,000	2,921,198
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	684,710	707,129

Trafigura Securitisation Finance Series 2018-1A A1 144A 0.857% (LIBOR01M + 0.73%) 3/15/22 #, •	5,810,000	5,809,274
Volkswagen Auto Lease Trust Series 2020-A A4 Series 2020-A A4 0.45% 7/21/25	1,000,000	1,001,887
Wendy's Funding Series 2018-1A A2I 144A 3.573% 3/15/48 #	4,466,850	4,592,994
Total Non-Agency Asset-Backed Securities (cost $56,706,091)		58,128,861

Non-Agency Collateralized Mortgage Obligations — 2.19%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.776% 1/25/45 #, •	1,790,832	1,855,557
Series 2015-1 B2 144A 3.776% 1/25/45 #, •	1,012,602	1,043,515

Banc of America Mortgage Trust Series 2004-K 2A1 2.715% 12/25/34 •	251,605	258,925
Chase Home Lending Mortgage Trust Series 2019-ATR2 A3 144A 3.50% 7/25/49 #, •	718,616	743,093
NQ-189 [1/21] 3/21 (1552119)    21

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

CHL Mortgage Pass Through Trust Series 2004-HYB2 2A 3.991% 7/20/34 ♦, •	39,336	$37,471
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	193,313	195,786
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 2.53% (LIBOR01M + 2.40%) 4/25/31 #, •	1,613,645	1,618,778
Series 2019-R01 2M2 144A 2.58% (LIBOR01M + 2.45%) 7/25/31 #, •	1,366,636	1,370,151

Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	668,935	677,917
Galton Funding Mortgage Trust Series 2018-1 A43 144A 3.50% 11/25/57 #, •	385,316	388,819
GS Mortgage-Backed Securities Trust Series 2020-PJ1 A1 144A 3.50% 5/25/50 #, •	1,106,874	1,135,397
GSR Mortgage Loan Trust Series 2004-9 4A1 3.171% 8/25/34 •	199,122	198,138
JPMorgan Mortgage Trust
Series 2005-A8 1A1 2.921% 11/25/35 •	102,188	94,151
Series 2006-S1 1A1 6.00% 4/25/36	1,303,499	1,417,083
Series 2007-A1 7A4 3.093% 7/25/35 •	20,816	18,858
Series 2014-2 B1 144A 3.41% 6/25/29 #, •	1,021,146	1,050,114
Series 2014-2 B2 144A 3.41% 6/25/29 #, •	380,459	389,713
Series 2014-IVR6 2A4 144A 2.26% 7/25/44 #, •	1,668,039	1,696,741
Series 2015-1 B2 144A 2.121% 12/25/44 #, •	2,532,267	2,588,427
Series 2015-4 B1 144A 3.606% 6/25/45 #, •	2,105,785	2,193,316
Series 2015-4 B2 144A 3.606% 6/25/45 #, •	1,511,725	1,565,532
Series 2015-5 B2 144A 2.513% 5/25/45 #, •	2,526,178	2,595,069
Series 2015-6 B1 144A 3.558% 10/25/45 #, •	1,491,033	1,546,976
Series 2015-6 B2 144A 3.558% 10/25/45 #, •	1,443,573	1,489,909
Series 2016-4 B1 144A 3.86% 10/25/46 #, •	999,855	1,054,139
Series 2016-4 B2 144A 3.86% 10/25/46 #, •	1,806,545	1,886,978
Series 2017-1 B3 144A 3.513% 1/25/47 #, •	3,185,119	3,265,806
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	626,268	639,870
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	870,498	895,660
Series 2020-5 A3 144A 3.00% 12/25/50 #, •	8,240,591	8,420,211
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	3,037,992	3,113,324
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	2,880,000	2,953,152

MASTR ARM Trust Series 2004-10 2A2 3.115% 10/25/34 •	19,112	17,643
Morgan Stanley Residential Mortgage Loan Trust Series 2020-1 A2A 144A 2.50% 12/25/50 #, •	4,973,471	5,182,317
New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	1,081,505	1,137,974
22    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2013-4 B2 3.48% 4/25/43 •	887,763	$911,432
Series 2013-12 B3 144A 4.125% 12/25/43 #, •	2,377,603	2,426,711
Series 2015-1 B2 144A 3.864% 1/25/45 #, •	1,369,216	1,406,233
Series 2020-3 A1 144A 3.00% 4/25/50 #, •	1,654,709	1,707,324
Series 2020-4 A2 144A 2.50% 11/25/50 #, •	2,363,288	2,453,665

Silverstone Master Issuer Series 2018-1A 1A 144A 0.614% (LIBOR03M + 0.39%) 1/21/70 #, •	3,360,000	3,360,511
Thornburg Mortgage Securities Trust Series 2007-4 1A1 2.415% 9/25/37 •	488,863	485,802
Wells Fargo Mortgage Backed Securities Trust
Series 2020-3 A1 144A 3.00% 6/25/50 #, •	8,053,432	8,267,129
Series 2020-4 A1 144A 3.00% 7/25/50 #, •	3,702,315	3,817,333
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-20 A1 5.50% 12/25/21	25,037	24,888
Series 2006-AR5 2A1 3.974% 4/25/36 •	372,052	365,695
Series 2007-AR10 2A1 2.90% 1/25/38 •	706,481	641,938
Series 2020-1 A1 144A 3.00% 12/25/49 #, •	1,710,388	1,749,961
Total Non-Agency Collateralized Mortgage Obligations (cost $80,858,591)		82,355,132

Non-Agency Commercial Mortgage-Backed Securities — 7.86%
Banc of America Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	33,168
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,515,000	7,332,191
Series 2017-BNK5 B 3.896% 6/15/60 •	2,775,000	3,104,837
Series 2017-BNK7 A5 3.435% 9/15/60	4,585,000	5,184,917
Series 2019-BN20 A3 3.011% 9/15/62	6,550,000	7,244,459
Series 2019-BN21 A5 2.851% 10/17/52	8,000,000	8,760,978
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	7,815,000	8,956,348
Series 2020-B17 A5 2.289% 3/15/53	2,563,000	2,695,180
Series 2020-B20 A5 2.034% 10/15/53	16,000,000	16,491,208
Series 2020-B21 A5 1.978% 12/17/53	1,800,000	1,843,115
Series 2020-B22 A5 1.973% 1/15/54	3,400,000	3,478,398
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	8,080,000	9,353,393
Series 2019-CF2 A5 2.874% 11/15/52	5,400,000	5,901,101
Series 2019-CF3 A4 3.006% 1/15/53	3,000,000	3,308,853
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,440,000	5,872,643
NQ-189 [1/21] 3/21 (1552119)    23

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	$2,130,739
Series 2019-CD8 A4 2.912% 8/15/57	3,400,000	3,719,391
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A 5.739% 12/15/47 #, •	1,745,000	1,798,634
Series 2016-C7 A3 3.839% 12/10/54	9,835,000	11,195,540
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	3,550,000	3,902,114
Series 2016-P3 A4 3.329% 4/15/49	5,500,000	6,083,233
Series 2017-C4 A4 3.471% 10/12/50	3,150,000	3,575,678
Series 2019-C7 A4 3.102% 12/15/72	2,800,000	3,120,018
Series 2020-555 A 144A 2.647% 12/10/41 #	3,500,000	3,756,400
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	6,720,000	6,992,981
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,550,000	1,635,649
Series 2014-CR19 A5 3.796% 8/10/47	3,713,800	4,099,629
Series 2014-CR20 AM 3.938% 11/10/47	10,355,000	11,340,225
Series 2016-CR28 A4 3.762% 2/10/49	3,290,000	3,719,800
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	3,020,000	3,346,604
Series 2016-C3 A5 2.89% 8/10/49	4,500,000	4,928,895

DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.535% 11/10/46 #, •	2,205,000	2,204,387
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	2,800,000	2,933,317
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #, •	3,115,000	2,773,663
Series 2015-GC32 A4 3.764% 7/10/48	3,096,000	3,467,516
Series 2017-GS5 A4 3.674% 3/10/50	6,835,000	7,767,764
Series 2017-GS6 A3 3.433% 5/10/50	3,380,000	3,800,543
Series 2018-GS9 A4 3.992% 3/10/51 •	3,375,000	3,914,746
Series 2019-GC39 A4 3.567% 5/10/52	7,241,000	8,290,663
Series 2019-GC42 A4 3.001% 9/1/52	2,835,000	3,134,356
Series 2020-GC47 A5 2.377% 5/12/53	3,000,000	3,171,894
Series 2020-GC47 B 3.455% 5/12/53 •	2,260,000	2,483,817
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	10,785,000	12,108,096
Series 2015-C33 A4 3.77% 12/15/48	7,550,000	8,499,040
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	8,420,000	8,421,797
Series 2015-JP1 A5 3.914% 1/15/49	3,755,000	4,268,996
Series 2016-WIKI A 144A 2.798% 10/5/31 #	3,260,000	3,272,976
24    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-WIKI B 144A 3.201% 10/5/31 #	3,260,000	$3,270,783

LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	2,546,696	1,470,475
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	3,256,000	3,545,329
Series 2015-C26 A5 3.531% 10/15/48	3,925,000	4,391,588
Series 2016-C29 A4 3.325% 5/15/49	2,500,000	2,759,144
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 •	3,335,153	3,284,625
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,578,904
Series 2019-L3 A4 3.127% 11/15/52	4,000,000	4,471,178

UBS Commercial Mortgage Trust Series 2012-C1 A3 3.40% 5/10/45	3,851,707	3,921,736
UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #, •	670,000	676,397
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	2,415,029	2,649,271
Series 2015-NXS3 A4 3.617% 9/15/57	2,270,000	2,539,427
Series 2016-BNK1 A3 2.652% 8/15/49	5,790,000	6,254,336
Series 2017-C38 A5 3.453% 7/15/50	4,140,000	4,680,626
Series 2020-C58 A4 2.092% 7/15/53	4,100,000	4,220,983
Total Non-Agency Commercial Mortgage-Backed Securities (cost $281,674,250)		295,134,692

Loan Agreements — 5.08%
Acrisure Tranche B 3.621% (LIBOR01M + 3.50%) 2/15/27 •	1,262,458	1,259,302
Advantage Sales & Marketing 1st Lien 5.468% (LIBOR03M + 5.25%) 10/28/27 •	3,655,000	3,680,128
American Airlines Tranche B 2.126% (LIBOR01M + 2.00%) 12/14/23 •	889,244	829,855
Applied Systems 1st Lien 4.00% (LIBOR03M + 3.00%) 9/19/24 •	2,212,851	2,219,074
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	4,729,152	4,780,383
Aramark Services Tranche B-3 1.871% (LIBOR01M + 1.75%) 3/11/25 •	1,744,079	1,737,539
Array Technologies 5.00% (LIBOR01M + 4.00%) 10/14/27 •	2,392,000	2,407,947
Aruba Investments Holdings 1st Lien 4.75% (LIBOR03M + 4.00%) 11/24/27 •	950,000	958,313
NQ-189 [1/21] 3/21 (1552119)    25

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Aruba Investments Holdings 2nd Lien TBD 11/24/28 X	950,000	$961,875
AssuredPartners 3.647% (LIBOR01M + 3.50%) 2/12/27 •	974,544	970,586
Avantor Tranche B-4 3.50% (LIBOR01M + 2.50%) 11/8/27 •	2,225,000	2,241,225
Ball Metalpack Finco 2nd Lien 9.75% (LIBOR03M + 8.75%) 7/31/26 •	360,000	325,800
Bausch Health 3.121% (LIBOR01M + 3.00%) 6/2/25 •	1,004,991	1,008,320
Berry Global Tranche Y 2.132% (LIBOR01M + 2.00%) 7/1/26 •	2,127,600	2,126,270
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 4.00%) 11/15/21 •	3,496,481	3,379,349
Boxer Parent 4.371% (LIBOR01M + 4.25%) 10/2/25 •	1,798,258	1,797,884
Buckeye Partners 2.897% (LIBOR01M + 2.75%) 11/1/26 •	1,566,652	1,570,568
BWay Holding 3.381% (LIBOR03M + 3.25%) 4/3/24 •	1,050,162	1,032,659
Caesars Resort Collection Tranche B-1 4.621% (LIBOR01M + 4.50%) 7/21/25 •	1,566,075	1,568,592
Calpine
2.38% (LIBOR01M + 2.25%) 4/5/26 Ω, •	896,350	896,000
2.63% (LIBOR01M + 2.50%) 12/2/27 •	640,464	641,715

Camelot US Acquisition l 4.00% (LIBOR01M + 3.00%) 10/30/26 •	1,765,000	1,774,928
Carnival 8.50% (LIBOR01M + 7.50%) 6/30/25 •	1,343,250	1,389,256
Change Healthcare Holdings 3.50% (LIBOR01M + 2.50%) 3/1/24 •	1,067,854	1,070,745
Charter Communications Operating Tranche B2 1.88% (LIBOR01M + 1.75%) 2/1/27 •	1,892,672	1,892,672
Chemours Tranche B-2 1.88% (LIBOR01M + 1.75%) 4/3/25 •	1,631,362	1,621,166
CityCenter Holdings 3.00% (LIBOR01M + 2.25%) 4/18/24 •	2,406,766	2,384,805
Connect US Finco 4.50% (LIBOR01M + 3.50%) 12/12/26 •	1,933,390	1,941,648
Core & Main 3.75% (LIBOR03M + 2.75%) 8/1/24 •	2,531,504	2,533,086
CSC Holdings
2.376% (LIBOR01M + 2.25%) 7/17/25 •	1,795,062	1,789,453
2.626% (LIBOR01M + 2.50%) 4/15/27 •	1,358,899	1,357,200

DaVita Tranche B-1 1.871% (LIBOR01M + 1.75%) 8/12/26 •	2,400,673	2,399,036
26    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

EFS Cogen Holdings I Tranche B 4.50% (LIBOR03M + 3.50%) 10/1/27 Ω, •	1,787,909	$1,788,867
Ensemble RCM 3.961% (LIBOR03M + 3.75%) 8/3/26 •	1,056,625	1,060,258
Epicor Software 2nd Lien TBD 7/31/28 X	2,000,000	2,101,250
Epicor Software Tranche B 5.25% (LIBOR01M + 4.25%) 7/30/27 •	3,655,837	3,680,057
ESH Hospitality 2.121% (LIBOR01M + 2.00%) 9/18/26 •	1,225,813	1,220,833
ExamWorks Group Tranche B-1 4.25% (LIBOR03M + 3.25%) 7/27/23 •	1,426,959	1,432,013
Frontier Communications 5.75% (LIBOR01M + 4.75%) 10/8/21 •	3,670,000	3,686,056
Garda World Security Tranche B 1st Lien 4.99% (LIBOR03M + 4.75%) 10/30/26 •	575,436	577,593
Gardner Denver Tranche B-1 1.871% (LIBOR01M + 1.75%) 3/1/27 •	2,271,282	2,270,673
Gentiva Health Services Tranche B 3.375% (LIBOR01M + 3.25%) 7/2/25 •	1,600,389	1,603,890
Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25 •	5,505,000	5,515,322
Granite US Holdings Tranche B 4.169% (LIBOR02M + 4.00%) 9/30/26 •	411,020	412,562
Gray Television Tranche B-2 2.394% (LIBOR01M + 2.25%) 2/7/24 •	2,027,963	2,024,414
Grupo Aeromexico
10.00% (LIBOR03M + 2.00%) 12/31/21 =, •	3,500,000	3,500,000
13.50% (LIBOR03M + 12.50%) 8/19/22 =, •	622,874	622,874

Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	3,457,625	3,495,081
HCA Tranche B-12 1.871% (LIBOR01M + 1.75%) 3/13/25 •	4,676,171	4,691,200
Heartland Dental 3.621% (LIBOR01M + 3.50%) 4/30/25 •	2,214,327	2,168,656
Hilton Worldwide Finance Tranche B-2 1.88% (LIBOR01M + 1.75%) 6/22/26 •	316,470	315,719
HUB International 3.013% (LIBOR03M + 2.75%) 4/25/25 •	3,412,500	3,390,640
Informatica 3.371% (LIBOR01M + 3.25%) 2/25/27 •	3,523,721	3,520,786
Informatica 2nd Lien 7.125% 2/25/25 •	2,739,000	2,810,899
Invictus 1st Lien 3.121% (LIBOR01M + 3.00%) 3/28/25 •	1,019,185	1,014,179
IQVIA Tranche B-3 2.004% (LIBOR03M + 1.75%) 6/11/25 •	2,569,125	2,573,341
NQ-189 [1/21] 3/21 (1552119)    27

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Iron Mountain Information Management Tranche B 1.871% (LIBOR01M + 1.75%) 1/2/26 •	2,709,303	$2,699,143
JBS USA LUX 2.121% (LIBOR01M + 2.00%) 5/1/26 •	560,025	560,725
LS Group OpCo Acquisition 4.25% (LIBOR03M + 3.50%) 11/2/27 •	2,220,000	2,232,488
Milano Acquisition Tranche B 4.75% (LIBOR03M + 4.00%) 10/1/27 •	3,225,000	3,237,094
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/21/27 •	2,100,000	2,242,334
Numericable US Tranche B-11 2.897% (LIBOR01M + 2.75%) 7/31/25 •	1,498,818	1,482,424
Numericable US Tranche B-13 4.126% (LIBOR01M + 4.00%) 8/14/26 •	615,825	617,268
ON Semiconductor Tranche B-4 2.121% (LIBOR01M + 2.00%) 9/19/26 •	2,841,837	2,853,463
Penn National Gaming Tranche B-1 3.00% (LIBOR01M + 2.25%) 10/15/25 •	2,195,293	2,191,329
PG&E 6.75% (PRIME + 3.50%) 6/23/25 •	3,482,500	3,522,402
PQ 4.00% (LIBOR03M + 3.00%) 2/7/27 •	547,816	549,733
PQ Tranche B 2.461% (LIBOR03M + 2.25%) 2/8/27 •	1,341,996	1,343,194
Prestige Brands Tranche B-4 2.121% (LIBOR01M + 2.00%) 1/26/24 •	1,444,513	1,449,479
Pretium PKG Holdings 1st Lien 4.75% (LIBOR03M + 4.00%) 11/5/27 •	1,580,000	1,592,838
Prime Security Services Borrower Tranche B-1 4.25% (LIBOR03M + 3.25%) 9/23/26 •	1,229,050	1,232,891
Reynolds Group Holdings Tranche B-2 3.371% (LIBOR01M + 3.25%) 2/5/26 •	1,300,000	1,301,219
RP Crown Parent Tranche B-1 4.00% (LIBOR01M + 3.00%) 2/2/26 •	2,696,450	2,701,506
Russell Investments US Institutional Holdco 4.00% (LIBOR03M + 3.00%) 5/30/25 •	300,467	300,561
Ryan Specialty Group 4.00% (LIBOR01M + 3.25%) 9/1/27 •	1,620,937	1,625,666
Scientific Games International Tranche B-5 2.871% (LIBOR01M + 2.75%) 8/14/24 •	3,036,947	2,998,274
Sinclair Television Group Tranche B 2.38% (LIBOR01M + 2.25%) 1/3/24 •	1,786,648	1,780,841
Solenis International 1st Lien 4.233% (LIBOR03M + 4.00%) 6/26/25 •	1,685,897	1,683,810
Spirit Aerosystems 6.00% (LIBOR01M + 5.25%) 1/15/25 •	2,135,000	2,167,025
28    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
		Principal amount°	Value (US $)

Loan Agreements (continued)

SS&C Technologies Tranche B-3 1.871% (LIBOR01M + 1.75%) 4/16/25 •		1,031,914	$1,028,259
SS&C Technologies Tranche B-4 1.871% (LIBOR01M + 1.75%) 4/16/25 •		785,781	782,998
Stars Group Holdings 3.754% (LIBOR03M + 3.50%) 7/10/25 •		604,836	607,622
Surf Holdings 1st Lien 3.726% (LIBOR03M + 3.50%) 3/5/27 •		925,350	926,738
Tecta America 4.621% (LIBOR01M + 4.50%) 11/20/25 •		798,041	776,095
Telenet Financing Tranche AR 2.126% (LIBOR01M + 2.00%) 4/30/28 •		2,530,000	2,516,222
Terrier Media Buyer 4.371% (LIBOR01M + 4.25%) 12/17/26 •		1,280,070	1,283,137
Titan Acquisition 3.266% (LIBOR06M + 3.00%) 3/28/25 •		231,090	226,468
Transdigm Tranche F 2.371% (LIBOR01M + 2.25%) 12/9/25 •		1,762,918	1,734,820
TricorBraun TBD 1/29/28 X		1,085,777	1,080,348
UKG 4.00% (LIBOR03M + 3.25%) 5/4/26 •		9,162,037	9,212,942
Ultimate Software Group 1st Lien 3.871% (LIBOR01M + 3.75%) 5/4/26 •		5,681,853	5,712,484
United Rentals (North America) 1.871% (LIBOR01M + 1.75%) 10/31/25 •		219,937	220,212
USI 4.254% (LIBOR03M + 4.00%) 12/2/26 •		504,759	506,211
USI Tranche B 3.254% (LIBOR03M + 3.00%) 5/16/24 •		2,649,269	2,634,367
USIC Holdings Tranche B 4.00% (LIBOR01M + 3.00%) 12/8/23 •		413,582	414,185
Vertical Midco Tranche B 4.495% (LIBOR06M + 4.25%) 7/30/27 •		3,132,150	3,162,165
Vistra Operations 1.872% (LIBOR01M + 1.75%) 12/31/25 •		2,752,014	2,757,174
Zekelman Industries 2.128% (LIBOR01M + 2.00%) 1/24/27 •		773,707	774,433
Total Loan Agreements (cost $188,523,387)			190,747,129

Sovereign Bonds — 2.47%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	400,000	524,254
			524,254
NQ-189 [1/21] 3/21 (1552119)    29

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Angola — 0.03%
Angolan Government International Bonds
144A 8.25% 5/9/28 #	433,000	$433,873
8.25% 5/9/28	499,000	500,006
		933,879
Argentina — 0.06%
Argentine Republic Government International Bonds
0.125% 7/9/30 ~	5,078,070	1,955,057
0.125% 7/9/35 ~	703,250	242,270
1.00% 7/9/29	164,404	68,556
		2,265,883
Armenia — 0.01%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #	400,000	388,004
		388,004
Azerbaijan — 0.02%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #	753,000	792,638
		792,638
Bahrain — 0.02%
Bahrain Government International Bond 144A 7.375% 5/14/30 #	800,000	929,504
		929,504
Bermuda — 0.02%
Bermuda Government International Bond 144A 2.375% 8/20/30 #	800,000	830,000
		830,000
Brazil — 0.02%
Brazilian Government International Bond 4.75% 1/14/50 *	872,000	876,360
		876,360
Chile — 0.02%
Chile Government International Bond 3.50% 1/25/50	700,000	770,882
		770,882
30    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Colombia — 0.06%
Colombia Government International Bonds
4.00% 2/26/24	1,296,000	$1,394,917
5.00% 6/15/45	728,000	846,846
		2,241,763
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 7.158% 3/12/45 #	200,000	198,750
		198,750
Dominican Republic — 0.10%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #	867,000	909,700
144A 4.875% 9/23/32 #	500,000	535,125
144A 5.30% 1/21/41 #	500,000	518,125
144A 6.00% 7/19/28 #	1,607,000	1,872,556
		3,835,506
Ecuador — 0.02%
Ecuador Government International Bonds
144A 0.50% 7/31/30 #, ~	358,533	192,712
144A 0.50% 7/31/35 #, ~	939,584	432,209
144A 0.50% 7/31/40 #, ~	430,619	189,472
144A 6.61% 7/31/30 #, ^	101,489	43,895
		858,288
Egypt — 0.34%
Egypt Government International Bonds
144A 5.577% 2/21/23 #	9,340,000	9,873,127
144A 5.75% 5/29/24 #, *	1,030,000	1,111,149
7.903% 2/21/48	446,000	467,366
144A 8.70% 3/1/49 #	1,280,000	1,430,221
		12,881,863
El Salvador — 0.02%
El Salvador Government International Bond 144A 7.125% 1/20/50 #	862,000	800,367
		800,367
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #	435,000	430,710
		430,710
NQ-189 [1/21] 3/21 (1552119)    31

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Georgia — 0.01%
Georgia Government International Bond 6.875% 4/12/21	389,000	$393,187
		393,187
Ghana — 0.02%
Ghana Government International Bond 144A 7.875% 3/26/27 #	753,000	827,272
		827,272
Guatemala — 0.02%
Guatemala Government Bond 144A 4.875% 2/13/28 #	594,000	666,023
		666,023
Honduras — 0.02%
Honduras Government International Bond 144A 5.625% 6/24/30 #	700,000	788,550
		788,550
Indonesia — 0.03%
Indonesia Government International Bonds
2.95% 1/11/23	500,000	521,553
144A 4.625% 4/15/43 #	387,000	466,413
		987,966
Israel — 0.01%
Israel Government International Bond 2.75% 7/3/30	340,000	373,224
		373,224
Ivory Coast — 0.02%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	676,000	746,253
		746,253
Jordan — 0.01%
Jordan Government International Bond 144A 5.75% 1/31/27 #	380,000	420,356
		420,356
Kenya — 0.04%
Kenya Government International Bonds
144A 6.875% 6/24/24 #	734,000	812,706
144A 8.00% 5/22/32 #, *	615,000	710,992
		1,523,698
32    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Lebanon — 0.01%
Lebanon Government International Bond 6.25% 5/27/22 ‡		2,062,000	$279,587
			279,587
Mexico — 0.04%
Mexico Government International Bonds
2.659% 5/24/31		859,000	857,480
4.60% 2/10/48		595,000	657,061
			1,514,541
Mongolia — 0.10%
Development Bank of Mongolia 144A 7.25% 10/23/23 #		2,270,000	2,459,911
Mongolia Government International Bond 144A 5.625% 5/1/23 #		1,226,000	1,291,838
			3,751,749
Morocco — 0.02%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	300,000	369,981
144A 2.375% 12/15/27 #		400,000	402,500
			772,481
Nigeria — 0.04%
Nigeria Government International Bond 144A 7.875% 2/16/32 #		1,410,000	1,547,080
			1,547,080
North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	300,000	408,077
			408,077
Oman — 0.03%
Oman Government International Bonds
144A 6.75% 1/17/48 #		889,000	880,350
144A 7.00% 1/25/51 #		200,000	202,685
			1,083,035
Panama — 0.24%
Panama Government International Bonds
2.252% 9/29/32		500,000	505,500
3.75% 3/16/25		6,489,000	7,164,862
144A 3.75% 4/17/26 #		710,000	778,419
4.50% 5/15/47		365,000	449,153
			8,897,934
NQ-189 [1/21] 3/21 (1552119)    33

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Paraguay — 0.20%
Paraguay Government International Bonds
144A 2.739% 1/29/33 #		400,000	$409,620
144A 4.95% 4/28/31 #, *		5,200,000	6,240,052
144A 5.40% 3/30/50 #		727,000	906,932
			7,556,604
Peru — 0.03%
Peruvian Government International Bond 2.844% 6/20/30		1,042,000	1,134,280
			1,134,280
Philippines — 0.02%
Philippine Government International Bond 2.457% 5/5/30		700,000	748,131
			748,131
Qatar — 0.12%
Qatar Government International Bonds
144A 3.40% 4/16/25 #		200,000	220,203
144A 4.00% 3/14/29 #		1,905,000	2,240,518
144A 4.40% 4/16/50 #		1,569,000	2,010,642
			4,471,363
Romania — 0.21%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	318,000	403,503
144A 3.00% 2/14/31 #, *		6,410,000	6,810,913
144A 3.375% 1/28/50 #	EUR	359,000	491,894
			7,706,310
Russia — 0.07%
Russian Foreign Bonds - Eurobonds
144A 4.25% 6/23/27 #		1,600,000	1,822,133
144A 5.25% 6/23/47 #		600,000	806,338
			2,628,471
Saudi Arabia — 0.02%
Saudi Government International Bonds
144A 2.90% 10/22/25 #		300,000	323,081
144A 3.625% 3/4/28 #		395,000	442,380
			765,461
Senegal — 0.02%
Senegal Government International Bond 144A 6.75% 3/13/48 #		563,000	602,086
			602,086
34    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Serbia — 0.02%
Serbia International Bonds
144A 2.125% 12/1/30 #		290,000	$281,539
144A 3.125% 5/15/27 #	EUR	400,000	542,989
			824,528
South Africa — 0.03%
Republic of South Africa Government International Bonds
4.875% 4/14/26		331,000	356,982
5.75% 9/30/49		595,000	575,082
			932,064
Sri Lanka — 0.02%
Sri Lanka Government International Bonds
144A 6.20% 5/11/27 #		1,155,000	701,662
144A 7.55% 3/28/30 #		310,000	189,100
			890,762
Trinidad and Tobago — 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #		350,000	374,728
			374,728
Turkey — 0.06%
Turkey Government International Bonds
6.35% 8/10/24		300,000	322,857
7.625% 4/26/29		1,600,000	1,849,432
			2,172,289
Ukraine — 0.07%
Ukraine Government International Bond 144A 7.75% 9/1/26 #		2,192,000	2,468,280
			2,468,280
Uruguay — 0.10%
Uruguay Government International Bonds
4.375% 1/23/31		2,635,000	3,176,031
5.10% 6/18/50		329,000	443,510
			3,619,541
NQ-189 [1/21] 3/21 (1552119)    35

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Uzbekistan — 0.03%
Republic of Uzbekistan Bond 144A 5.375% 2/20/29 #	1,126,000	$1,293,300
		1,293,300
Total Sovereign Bonds (cost $88,407,425)		92,727,862

Supranational Banks — 0.10%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #	500,000	514,825
Banque Ouest Africaine de Developpement
144A 4.70% 10/22/31 #	2,309,000	2,530,803
144A 5.00% 7/27/27 #	723,000	818,631
Total Supranational Banks (cost $3,515,665)		3,864,259

US Treasury Obligations — 10.09%
US Treasury Bonds
1.625% 11/15/50	6,990,000	6,645,961
4.375% 2/15/38	21,040,000	30,410,198

US Treasury Inflation Indexed Note 0.125% 7/15/30	64,318,649	72,382,548
US Treasury Notes
0.375% 11/30/25	62,955,000	62,861,549
0.375% 1/31/26	27,435,000	27,358,911
0.875% 11/15/30	151,075,000	148,254,143

US Treasury Strip Principal 2.26% 5/15/44 ^	47,005,000	30,932,237
Total US Treasury Obligations (cost $376,209,620)		378,845,547
	Number of shares
Common Stock — 0.00%
Century Communications =, †	7,875,000	0
Total Common Stock (cost $238,403)		0

Preferred Stock — 0.09%
USB Realty 144A 1.388% (LIBOR03M + 1.147%) #, •	4,485,000	3,436,631
Total Preferred Stock (cost $3,482,875)		3,436,631

36    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 8.89%
Money Market Mutual Funds — 8.89%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	83,504,084	$83,504,084
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	83,504,084	83,504,084
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	83,504,084	83,504,084
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	83,504,084	83,504,084
Total Short-Term Investments (cost $334,016,336)		334,016,336
Total Value of Securities Before Securities Lending Collateral—103.33% (cost $3,730,580,690)		3,881,707,171
	Principal amount°
Securities Lending Collateral — 1.03%
Certificates of Deposit — 0.14%
Bank of Nova Scotia (Toronto) 0.07% 2/1/2021	1,740,000	1,740,000
Canadian Imperial Bank of Commerce (Toronto) 0.07% 2/1/2021	1,740,000	1,740,000
Royal Bank of Canada (Toronto) 0.07% 2/1/2021	1,740,000	1,740,000
		5,220,000
Repurchase Agreements — 0.89%
Bank of Nova Scotia 0.04%, dated 1/29/21, to be repurchased on 2/1/21, repurchase price $8,998,513 (collateralized by US government obligations 0.00%−8.00% 3/25/21−12/31/25; market value $9,178,496)	8,998,483	8,998,483
BofA Securities 0.04%, dated 1/29/21, to be repurchased on 2/1/21, repurchase price $8,998,513 (collateralized by US government obligations 1.50% 9/30/24; market value $9,178,488)	8,998,483	8,998,483
NQ-189 [1/21] 3/21 (1552119)    37

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)
Securities Lending Collateral (continued)
Credit Agricole 0.04%, dated 1/29/21, to be repurchased on 2/1/21, repurchase price $6,432,669 (collateralized by US government obligations 2.00%−2.375% 1/15/25−1/15/26; market value $6,561,303)	6,432,648	$6,432,648
JP Morgan Securities 0.04%, dated 1/29/21, to be repurchased on 2/1/21, repurchase price $8,998,513 (collateralized by US government obligations 2.00%−2.50% 8/31/21−1/31/24; market value $9,178,453)	8,998,483	8,998,483
		33,428,097
Total Securities Lending Collateral (cost $38,648,097)		38,648,097
Total Value of Securities—104.36% (cost $3,769,228,787)		3,920,355,268■

Obligation to Return Securities Lending Collateral — (1.03%)		(38,659,730)

Liabilities Net of Receivables and Other Assets — (3.33%)		(125,009,230)
Net Assets Applicable to 400,140,727 Shares Outstanding—100.00%		$3,756,686,308
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
X	This loan will settle after January 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
‡	Non-income producing security. Security is currently in default.
*	PIK. 100% of the income received was in the form of principal.
>	PIK. 100% of the income received was in the form of cash.
*	Fully or partially on loan.
ψ	Perpetual security. Maturity date represents next call date.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of Rule 144A securities was $1,029,579,621, which represents 27.41% of the Fund's net assets.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
38    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at January 31, 2021.
†	Non-income producing security.
■	Includes $37,345,489 of securities loaned.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at January 31, 2021:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Grupo Aeromexico 13.50% 8/19/22	$2,221,680	$2,221,680	$2,221,680	$—
TricorBraun TBD 1/29/28	244,223	244,223	244,223	—
NQ-189 [1/21] 3/21 (1552119)    39

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
The following foreign currency exchange contract, futures contracts, and swap contracts were outstanding at January 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	EUR	(1,955,000)	USD	2,379,000	3/26/21	$3,403	$—
TD	EUR	6,650,000	USD	(8,072,135)	2/1/21	—	(1,515)
Total Foreign Currency Exchange Contracts						$3,403	$(1,515)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
474	US Treasury 5 yr Notes	$59,664,750	$59,665,873	3/31/21	$—	$(1,123)	$(25,923)
345	US Treasury 10 yr Ultra Notes	53,070,705	54,114,642	3/22/21	—	(1,043,937)	(172,500)
(33)	US Treasury 10 yr Ultra Notes	(5,076,328)	(5,165,828)	3/22/21	89,500	—	16,500
(178)	US Treasury 10 yr Notes	(24,391,562)	(24,549,654)	3/22/21	158,092	—	38,937
Total Futures Contracts			$84,065,033		$247,592	$(1,045,060)	$(142,986)
40    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB-Mexico 3.60% Baa1 6/20/25-Quarterly	5,579,000	1.000%	$(38,072)	$349,814	$—	$(387,886)	$—
JPMCB-Republic of Colombia 10.375% BBB 12/20/25-Quarterly	5,516,000	1.000%	33,960	(17,087)	51,047	—	—
			(4,112)	332,727	51,047	(387,886)	—
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contract presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
NQ-189 [1/21] 3/21 (1552119)    41

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
[4]Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(12,789).
Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
BB – Barclays Bank
CD – Certificate of Deposit
CDS – Credit Default Swap
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
DIFC – Dubai International Financial Centre
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LB – Lehman Brothers
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TBA – To be announced
TBD – To be determined
TD – TD Bank
yr – Year
42    NQ-189 [1/21] 3/21 (1552119)

(Unaudited)
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
NQ-189 [1/21] 3/21 (1552119)    43